Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Scheduled maturities of time deposits
2014	$ 2,370,338
2015	187,430
2016	63,018
2017	28,521
2018	1,940
Thereafter	56
Total time, certificates of deposit	2,651,303	2,954,312
Scheduled maturities of time deposits in amounts of $100,000 or more
Due within 3 months or less	673,126
Due after 3 months and within 6 months	441,749
Due after 6 months and within 12 months	494,928
Due after 12 months	185,837
Total	$ 1,795,640